Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Borrowings

	2017	2016
	RMB million	RMB million
Non-current
Long-term bank borrowings
– secured (note (a))	4,816	7,169
– unsecured	108	3,435
Guaranteed bonds (note (b))	10,956	8,476
Unsecured bonds (note (b))	8,831	8,810

	24,711	27,890

Current
Current portion of long-term bank borrowings
– secured (note (a))	1,028	1,724
– unsecured	3,103	135
Short-term bank borrowings
– unsecured	24,959	9,983
Short-term debentures (note (c))	10,000	17,000

	39,090	28,842

Total borrowings	63,801	56,732

The borrowings are repayable as follows:
Within one year	39,090	28,842
In the second year	6,527	4,833
In the third to fifth years, inclusive	8,797	13,281
After the fifth year	9,387	9,776

Total borrowings	63,801	56,732

Notes:

(a)	As at 31 December 2017, the secured bank borrowings of the Group were pledged by the related aircraft and buildings with an aggregate carrying amount of RMB11,207 million (2016: RMB17,559 million) (note 18).

(b)	On 18 March 2013, the Company issued ten-year guaranteed bonds with a principal amount of RMB4.8 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 5.05% per annum, which are payable annually. The principal of the bonds will mature and be repayable on 18 March 2023. CEA Holding has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds (note 47(d)).

On 15 June 2016, the Company issued three-year medium-term bonds with a principal amount of RMB3 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 3.15% per annum, which are payable annually. The principal of the bonds will mature and become repayable on 15 June 2019.

On 14 July 2016, the Company issued five-year medium-term bonds with a principal amount of RMB4 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 3.39% per annum, which are payable annually. The principal of the bonds will mature and become repayable on 14 July 2021.

On 20 July 2016, the Company issued three-year medium-term bonds with a principal amount of RMB1.5 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 3.00% per annum, which are payable annually. The principal of the bonds will mature and become repayable on 20 July 2019.

On 28 September 2016, the Company issued three-year guaranteed notes with a principal amount of KRW120 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 2.05% per annum, which are payable semi-annually. The principal of the bonds will mature and become repayable on 28 September 2019. Korean Development Bank has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds.

On 28 September 2016, the Company issued three-year notes with a principal amount of KRW55 billion, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 2.85% per annum, which are payable semi-annually. The principal of the bonds will mature and become repayable on 28 September 2019.

On 24 October 2016, the Company issued ten-year corporate bonds with a total principal amount of RMB3 billion, of which bonds of RMB1.5 billion bear interest at the rate of 3.03% per annum and the remaining bonds of RMB1.5 billion bear interest at the rate of 3.30% per annum. The bonds are payable annually. The principal of the bonds will mature and become repayable on 24 October 2026. CEA Holding has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds (note 47(d)).

On 16 November 2017, Eastern Air Overseas issued three-year corporate bonds with a total principal amount of SGD 500 million, at an issue price equal to the face value of the bonds. The bonds bear interest at the rate of 2.80% per annum. The bonds are payable semi-annually. The principal of the bonds will mature and become repayable on 16 November 2020. The Company has unconditionally and irrevocably guaranteed the due payment and performance of the above bonds (note 47(d)).

(c)	On 21 August 2017, the Company issued short-term debentures with a principal of RMB3 billion and maturity of 270 days. The debentures bear interest at the rate of 4.16% per annum.

On 22 August 2017, the Company issued short-term debentures with a principal of RMB3 billion and maturity of 150 days. The debentures bear interest at the rate of 4.25% per annum.

On 12 September 2017, the Company issued short-term debentures with a principal of RMB2 billion and maturity of 179 days. The debentures bear interest at the rate of 4.25% per annum.

On 26 September 2017, the Company issued short-term debentures with a principal of RMB2 billion and maturity of 179 days. The debentures bear interest at the rate of 4.20% per annum.

Long-term borrowings [member]
Summary of Borrowings

The terms of the long-term borrowings and bonds were summarized as follows:

	Interest rate and final maturities	2017	2016
		RMB million	RMB million
Long-term bank borrowings
RMB denominated	interest rates ranging from3.10% to 3.48% with final maturities through 2021 (2016: 3.40% to 4.41%)	3,028	3,278
USD denominated	interest rates ranging from 6-month libor +0.55% to 6-month libor +2.85% with final maturities through 2025 (2016: 6-month libor +0.75% to 6-month libor +3.75%)	2,003	4,970
EUR denominated	interest rates at 3 months Euribor+0.5% with final maturities through 2026 (2016: 3 months Euribor+0.5%)	4,024	4,215

Guaranteed bonds
RMB denominated	interest rates ranging from 3.03% to 5.05% with final maturities through 2026 (2016: 3.03% to 5.05%)	7,794	7,792
SGD denominated	interest rates at 2.80% with final maturities through 2020	2,435	—
KRW denominated	interest rate at 2.05% with final maturities through 2019 (2016: 2.05%)	727	684

Unsecured bonds
RMB denominated	interest rates ranging from 3.00% to 3.39% with final maturities through 2021 (2016: from 3.00% to 3.39%)	8,500	8,500
KRW denominated	interest rate at 2.85% with final maturities through 2019 (2016: 2.85%)	331	310

Total long-term borrowings and bonds		28,842	29,749